Note 11 - Warrants and Options (Policies)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Granted

Options Granted

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Warrants Granted

Warrants Granted

On August 9, 2012 the Company issued warrants to purchase 200,000 shares at $0.18 per share, exercisable for 60 months in exchange for cash proceeds of $50,000 received pursuant to a convertible debenture. The proceeds received were allocated between the debenture and warrants on a relative fair value basis.

On April 20, 2012, the Company granted 120,000 warrants, exercisable at $0.15 per share over a three year period as part of the sale of a unit offering, including the sale of 120,000 shares of common stock, in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 14, 2012 the Company issued warrants to purchase 80,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $8,000 from the Company’s CEO in conjunction with the sale of 80,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012 the Company issued warrants to purchase 250,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $25,000 in conjunction with the sale of 250,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Options and Warrants Cancelled

Options and Warrants Cancelled

A total of 2,299,000 options were forfeited and cancelled with the departure of two of the Company’s Directors and one of its Officers during the nine months ended September 30, 2012.

No warrants were cancelled during the nine months ended September 30, 2012.

Options and Warrants Expired	Options and Warrants Expired During the nine months ended September 30, 2012, a total of 1,100,000 options and 2,407,780 warrants that were outstanding as of December 31, 2011 expired.
Options Exercised	Options Exercised No options were exercised during the nine months ended September 30, 2012.